Lease Liabilities and Right-of-Use Assets	12 Months Ended
Jun. 30, 2026
Lease Liabilities and Right-of-Use Assets [Abstract]
Lease liabilities and right-of-use assets
16.	Lease liabilities and right-of-use assets

The Company’s leases include rental of a solar power system and plant space. Lease liabilities are secured by the related leased assets.

Solar power system lease

The solar power system lease has a term commencing on October 31, 2015 through December 31, 2035.

Land lease

The Company leases land in Cootamundra, Australia, where the oilseed processing plant and ancillary buildings accommodating the equipment and facilities are located. The Cootamundra land lease has a term commencing on January 1, 2023 through March 31, 2026.

Balances of the right-of use assets and lease liabilities are set forth on the accompanying statement of financial position.

The following table shows the remaining contractual maturities of the Company’s lease liabilities and the right-of-use assets as of June 30, 2026, 2025, and 2024:

(a) Right-of-use assets	2026	2025	2024
At cost	-	1,347,718	1,347,718
Less accumulated amortization	-	(499,354)	(403,298)
Total Right of Use assets	-	848,364	944,420

	2026	2025	2024
(b) Lease liabilities
Within 1 year (Current)	-	89,109	89,109
After 1 year but within 2 years	-	80,750	80,750
After 2 years but within 5 years	-	224,930	224,930
After 5 years	-	407,555	573,667
Non-current liabilities	-	713,235	879,347
Total lease liabilities	-	802,344	968,456

During the year ended June 30, 2026, lease payments of AUD$245,168 were made in respect of discontinued operations. As of June 30, 2026, right-of-use assets of AUD$534,868 and total lease liabilities of AUD$557,176 relating to the Australian Oilseeds business were reclassified to assets and liabilities held for sale within discontinued operations (refer to Note 4).